CAPITAL STOCK (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Capital Stock
Beginning balance, Shares	17,606	13,349
Beginning balance, Amount	$ 218,782	$ 158,324
Shares issued under public offering and ATM, net of issue cost, shares	171
Shares issued under public offering and ATM, net of issue costs	$ 613
Shares issued or accrued for services, shares	9	4
Shares issued or accrued for services	$ 30	$ 30
Ending balance, Shares	17,786	13,353
Ending balance, Amount	$ 219,425	$ 158,354